LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 6: -	LEASES

The Company has entered into several non-cancelable operating lease agreements, mostly for office spaces.

The Company’s main lease agreement is of an office building located in Rosh Ha’Ayin, Israel (“Premises”). This lease agreement includes a right to use office spaces and related facilities. The lease term is for 67 months, starting from July 1, 2022. However, the Company was given access to the Premises starting from November 2021 in order to allow it to construct leasehold improvements. The Company has an option to renew the lease for additional 60 months, which will be exercised automatically unless the Company informs the lessor in advance. The Company currently estimates it is reasonably certain that it will exercise this option. The lease payments for the Premises are based on an estimation of the Premises’ size in square meters taken prior to construction and may be updated according to the agreement of the parties on the measurement of the Premises taken after construction. Payments are adjusted periodically to the Israeli consumer price index (CPI). The ROU asset and lease liability were calculated using the CPI in effect at lease commencement and will not be subsequently adjusted. In April 2025 changes were introduced to the Premises management fees, giving rise to a lease modification. As a result, the Company remeasured the operating lease liability with a corresponding increase to the right-of-use asset. The Company also leases additional office spaces, mainly in Germany.

Below is a summary of the Company operating right-of-use assets, net and operating lease liabilities:

	December 31,
	2025	2024

Operating lease right-of-use assets, net	$25,086	$23,194

Operating lease liabilities, current	$5,949	$4,330
Operating lease liabilities, non-current	29,302	25,264

Total operating lease liabilities	$35,251	$29,594

Weighted average remaining lease term (years)	6.99	7.93
Weighted average discount rate of operating leases	6.04%	4.58%

Additional information regarding the Company’s operating leases:

	Year ended December 31,
	2025	2024	2023
Operating lease costs	$4,508	$3,656	$3,788
Variable lease payments	$215	$413	$274
Short term lease costs	$162	$116	$75
Cash paid for operating leases, net of operating cash flows from lease incentives received	$5,654	$4,442	$3,072

Minimum lease payments over the remaining lease periods as of December 31, 2025, are as follows:

Year ended December 31,
2026	$6,109
2027	6,098
2028	6,041
2029	6,051
2030 and thereafter	18,637

Total undiscounted lease payments	$42,936

Less: interest	7,685

Present value of lease liabilities	$35,251